Balance Sheet Details (Details) - Schedule of Goodwill	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Goodwill [Abstract]
Goodwill Beginning Balance
PMX Transaction goodwill	53,914,055
Effect of currency translation	1,762,087
Goodwill Ending Balance	$ 55,676,142